OTHER ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Value added taxes recoverable1	$ 193,000,000	$ 253,000,000
Non-current financial assets at fair value through other comprehensive income	428,000,000	258,000,000
Notes receivable	154,000,000	202,000,000
Norte Abierto JV Partner Receivable	193,000,000	189,000,000
Restricted cash	146,000,000	162,000,000
Carlin prepaid royalty	117,000,000	115,000,000
Non-current prepayments	44,000,000	30,000,000
Non-current derivative financial assets	40,000,000	0
Other	148,000,000	98,000,000
Other non-current assets	1,463,000,000	1,307,000,000
ARGENTINA
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Non-current value added tax receivables	52,000,000	70,000,000
TANZANIA, UNITED REPUBLIC OF
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Non-current value added tax receivables	79,000,000	128,000,000
Chile
Disclosure of Detailed Information about Other Non-Current Assets [Line Items]
Non-current value added tax receivables	$ 61,000,000	$ 53,000,000